Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Investments in Community Development and Tax-advantaged VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Investment carrying amount	$ 678,318	$ 663,491
Unfunded capital and other commitments	619,278	607,720
Variable Interest Entity, Not Primary Beneficiary, Community Development and Tax-Advantaged investments
Variable Interest Entity [Line Items]
Investment carrying amount	8,107	6,659
Unfunded capital and other commitments	5,032	3,619
Maximum exposure to loss	$ 8,435	$ 9,002